Stock Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Compensation Plans
Schedule of stock-based compensation expense recognized in the selling, general and administrative line item of the consolidated statements of operations
	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Total stock-based compensation expense (pretax)	$5.5	$3.6	$37.1	$10.9

Year ended December 31, (in millions)	Amount
2012	$12.4
2011	17.6
2010	17.1

Schedule of weighted-average assumptions for estimating fair value of stock options granted
Nine months ended September 30, 2013
Risk-free interest rate	1.38%
Dividend yield	—
Volatility	56.64%
Expected term (in years)	7
Fair value of stock	$3.50
Fair value of options	$1.99

	Year ended December 31,
	2012	2011	2010
Risk-free interest rate	1.45%	2.86%	3.03%
Dividend yield	—	—	—
Volatility	51.77%	54.65%	51.40%
Expected term (in years)	7	7	7
Fair value of stock (a)	$3.00	$3.00	$3.00
Fair value of options	$1.60	$1.73	$1.66

(a)                  The fair value of the stock increased from $3.00 to $3.50 effective March 31, 2012.

Summary of stock option activity

(options in millions)	Options	Weighted-Average Exercise Price
Outstanding at January 1, 2013	77.6	$3.00
Granted	50.2	$3.50
Exercised	(5.5)	$3.00
Cancelled / Forfeited	(8.3)	$3.02
Outstanding at September 30, 2013	114.0	$3.22
Options exercisable as of September 30, 2013	30.3	$3.02

(options in millions)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2012	73.0	$3.00
Granted	8.0	$3.00
Exercised	(0.4)	$3.50
Cancelled / Forfeited	(3.0)	$3.00
Outstanding as of December 31, 2012	77.6	$3.00	7 years
Options exercisable as of December 31, 2012	27.5	$3.00	6 years

Summary of restricted stock award and restricted stock unit activity

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2013	13.6	$3.00
Granted	9.6	$3.50
Vested	(3.1)	$3.23
Cancelled / Forfeited	(1.1)	$3.02
Non-vested at September 30, 2013	19.0	$3.21

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2012	10.9	$3.14
Granted	4.0	$3.00
Vested	(0.7)	$4.74
Cancelled / Forfeited	(0.6)	$3.16
Non-vested as of December 31, 2012	13.6	$3.00